JPMorgan SmartRetirement® Blend 2030 Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 47.8%
Fixed Income — 15.4%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	37,249	270,055
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,183	40,004
JPMorgan High Yield Fund Class R6 Shares (a)	25,079	162,764
Total Fixed Income		472,823
International Equity — 2.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,639	79,619
U.S. Equity — 29.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	9,333	913,120
Total Investment Companies (Cost $962,601)		1,465,562
Exchange-Traded Funds — 24.1%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	345	33,030
Fixed Income — 2.0%
JPMorgan Inflation Managed Bond ETF (a)	1,252	60,557
International Equity — 16.7%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,221	80,283
JPMorgan BetaBuilders International Equity ETF (a)	5,911	432,211
Total International Equity		512,494
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	827	89,692
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	577	43,297
Total U.S. Equity		132,989
Total Exchange-Traded Funds (Cost $517,317)		739,070
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 8.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,499	5,354
1.13%, 8/15/2040	8,198	5,111
2.25%, 5/15/2041	341	248
3.88%, 2/15/2043	590	524
3.88%, 5/15/2043	6,225	5,517
3.63%, 8/15/2043	2,230	1,904
4.38%, 8/15/2043	3,766	3,555
4.13%, 8/15/2044	14,710	13,346
4.75%, 2/15/2045	8,415	8,268
1.38%, 8/15/2050	18,547	9,069
1.63%, 11/15/2050	2,118	1,105
1.88%, 2/15/2051	3,461	1,922
2.25%, 2/15/2052	2,235	1,347
3.00%, 8/15/2052	1,474	1,048

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.63%, 2/15/2053	1,035	831
4.50%, 11/15/2054	400	374
4.75%, 5/15/2055	260	253
U.S. Treasury Notes
4.25%, 11/30/2026 (b)	3,510	3,522
4.13%, 1/31/2027 (b)	4,211	4,224
3.50%, 1/31/2028	1,230	1,223
2.75%, 2/15/2028	5,500	5,395
3.63%, 3/31/2028	3,330	3,318
1.00%, 7/31/2028	1,040	975
2.88%, 4/30/2029	14,148	13,754
3.50%, 1/31/2030	2,360	2,327
4.25%, 1/31/2030	14,509	14,693
3.63%, 3/31/2030	16,270	16,102
3.50%, 4/30/2030	3,550	3,496
3.63%, 12/31/2030	3,720	3,669
4.13%, 2/29/2032	23,705	23,793
3.88%, 12/31/2032	6,898	6,798
3.50%, 2/15/2033	2,200	2,117
3.88%, 8/15/2033	13,730	13,478
4.50%, 11/15/2033	5,520	5,634
4.00%, 2/15/2034	7,409	7,308
3.88%, 8/15/2034	14,656	14,283
4.25%, 11/15/2034	18,810	18,805
4.25%, 5/15/2035	4,780	4,767
U.S. Treasury STRIPS Bonds
4.29%, 11/15/2033 (c)	1,370	994
4.28%, 2/15/2035 (c)	1,285	875
4.32%, 8/15/2035 (c)	2,684	1,782
4.28%, 2/15/2036 (c)	939	607
4.40%, 5/15/2036 (c)	1,171	747
4.45%, 8/15/2036 (c)	2,507	1,576
4.52%, 11/15/2036 (c)	718	445
4.49%, 2/15/2037 (c)	937	573
4.54%, 5/15/2037 (c)	3,231	1,950
4.53%, 8/15/2037 (c)	1,738	1,033
4.77%, 8/15/2040 (c)	4,383	2,175
5.29%, 11/15/2040 (c)	2,270	1,110
5.32%, 2/15/2041 (c)	1,457	701
4.96%, 2/15/2042 (c)	789	358
Total U.S. Treasury Obligations (Cost $255,435)		244,383
Corporate Bonds — 7.4%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.70%, 2/1/2027	1,876	1,850
6.53%, 5/1/2034	275	300
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (d)	665	660

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
L3Harris Technologies, Inc.
5.25%, 6/1/2031	390	399
5.40%, 7/31/2033	219	225
Leidos, Inc.
5.75%, 3/15/2033	120	124
5.00%, 3/15/2036	290	280
Northrop Grumman Corp.
5.15%, 5/1/2040	220	214
3.85%, 4/15/2045	255	200
RTX Corp.
2.25%, 7/1/2030	373	341
5.15%, 2/27/2033	165	168
2.82%, 9/1/2051	385	236
		4,997
Automobiles — 0.0% ^
Hyundai Capital America 2.38%, 10/15/2027 (d)	730	706
Banks — 2.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	300	303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	300	304
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	400	419
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	995	1,013
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	600	584
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	197
6.61%, 11/7/2028	600	631
4.55%, 11/6/2030	400	394
5.13%, 11/6/2035	400	390
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	125	123
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	1,435	1,299
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	490	500
(SOFR + 1.13%), 5.05%, 2/6/2037 (e)	1,810	1,786
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	203	200
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	460	472
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	255
Bank of Nova Scotia (The) (Canada) (SOFR + 1.05%), 4.81%, 2/2/2034 (e)	570	562
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (d)	345	340
5.79%, 7/13/2028 (d)	225	231
5.54%, 1/22/2030 (d)	205	211
4.54%, 1/15/2031 (d)	360	355
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	235	237

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.56%), 4.94%, 9/10/2030 (e)	275	276
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	179
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	215	217
(SOFR + 1.51%), 5.21%, 2/24/2037 (e)	300	290
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	346	326
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	760	772
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	340	348
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	1,005	1,020
(SOFR + 1.68%), 5.09%, 5/9/2031 (d) (e)	910	918
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	410	424
BPCE SA (France)
(SOFR + 2.27%), 6.71%, 10/19/2029 (d) (e)	320	335
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	1,130	1,145
(SOFR + 1.27%), 4.76%, 1/13/2032 (d) (e)	250	247
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	670	685
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	355	372
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	920	941
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (d) (e)	200	205
(SOFR + 2.77%), 6.84%, 9/13/2034 (d) (e)	430	468
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	995	1,001
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (e)	640	641
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	500	495
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	1,042	1,026
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	954
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	684	682
(SOFR + 1.17%), 4.50%, 9/11/2031 (e)	475	470
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	110	98
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	567	513
(SOFR + 1.49%), 5.17%, 9/11/2036 (e)	360	357
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (e)	610	616
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	307	310
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (e)	361	365
(SOFR + 1.36%), 4.82%, 9/25/2033 (d) (e)	650	637
(SOFR + 1.43%), 5.26%, 1/12/2037 (d) (e)	600	587
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	405	417
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	224	223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	345	347
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	320	311
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	425	429
(SOFR + 1.05%), 4.38%, 11/4/2031 (d) (e)	1,225	1,207

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (e)	445	459
(SOFR + 1.24%), 5.14%, 1/29/2037 (e)	265	258
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,660	1,600
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	800	757
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	480	489
(SOFR + 1.29%), 5.13%, 3/3/2031 (e)	205	207
(SOFR + 1.19%), 4.62%, 11/6/2031 (e)	355	350
(SOFR + 1.21%), 4.68%, 3/10/2032 (e)	505	498
(SOFR + 1.43%), 5.13%, 11/6/2036 (e)	435	426
(SOFR + 1.55%), 5.28%, 3/10/2037 (e)	665	653
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	220	223
Huntington National Bank (The) 5.65%, 1/10/2030	334	345
ING Groep NV (Netherlands)
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (e)	400	398
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (e)	280	279
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	260	262
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (e)	1,490	1,467
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	1,350	1,363
(SOFR + 1.37%), 5.31%, 1/28/2037 (e)	85	83
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	205	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (e)	685	661
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (e)	535	541
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	330	327
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (e)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (e)	485	482
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (e)	480	472
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	210	209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	600	614
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	300	311
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e)	520	519
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e)	715	718
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	202
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	975	969
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	1,146	1,156
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	560	575
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	280	279
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	255	255

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	545	547
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	450	451
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	285	294
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	215	214
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	350	361
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	350	351
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	355	365
Skandinaviska Enskilda Banken AB (Sweden)
5.38%, 3/5/2029 (d)	405	415
4.50%, 9/3/2030 (d)	360	358
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	338	340
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	255	254
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (e)	862	880
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	590	529
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (e)	470	502
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	221
(SOFR + 1.73%), 5.44%, 10/3/2036 (d) (e)	1,000	978
(SOFR + 1.60%), 5.40%, 4/10/2037 (d) (e)	910	880
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (d) (e)	200	194
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	405	420
5.24%, 4/15/2030	400	408
5.42%, 7/9/2031	650	665
(SOFR + 1.38%), 4.95%, 7/8/2033 (e)	1,000	996
(SOFR + 1.36%), 5.57%, 1/15/2047 (e)	565	547
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	320	329
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	175	175
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	175	186
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	1,080	1,092
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	135	135
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	194	200
(SOFR + 1.40%), 4.96%, 10/23/2036 (e)	530	513
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	265	264
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	410	416
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,498
(SOFR + 1.07%), 5.71%, 4/22/2028 (e)	665	674
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	484	472
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	94	96
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	150	152
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	93	93
(SOFR + 2.02%), 5.39%, 4/24/2034 (e)	113	115
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	700	717

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	1,200	1,222
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	835	831
(SOFR + 1.74%), 5.61%, 4/23/2036 (e)	481	492
(SOFR + 1.10%), 4.96%, 1/23/2037 (e)	560	546
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	315	261
Westpac New Zealand Ltd. (New Zealand)
4.90%, 2/15/2028 (d)	420	424
5.20%, 2/28/2029 (d)	600	613
		73,361
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	440
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	310	313
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (d)	110	110
5.70%, 3/26/2036 (d)	137	136
		999
Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	265	263
5.05%, 3/15/2034	710	721
4.75%, 3/15/2036	240	235
4.05%, 11/21/2039	600	527
4.25%, 11/21/2049	210	170
5.55%, 3/15/2056	320	313
Amgen, Inc.
4.85%, 2/19/2036	200	196
3.15%, 2/21/2040	729	567
5.60%, 3/2/2043	100	99
5.65%, 3/2/2053	809	784
Biogen, Inc. 5.75%, 5/15/2035	290	300
Gilead Sciences, Inc. 2.60%, 10/1/2040	557	403
		4,578
Broadline Retail — 0.0% ^
Amazon.com, Inc.
4.88%, 3/13/2036	416	412
3.95%, 4/13/2052	555	426
5.80%, 3/13/2056	300	300
		1,138
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	128	114
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	123
		237
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	200	219
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	166

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	959	946
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	150	152
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	292	302
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	1,240	1,253
(SOFR + 1.30%), 4.95%, 8/4/2031 (e)	365	364
(SOFR + 1.10%), 4.47%, 12/10/2031 (e)	400	393
(SOFR + 1.72%), 3.04%, 5/28/2032 (e)	600	543
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	1,504	1,480
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	270	282
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	385	397
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	460	465
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	220	224
(SOFR + 0.96%), 4.52%, 1/21/2032 (e)	800	788
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	980	983
(SOFR + 1.33%), 4.94%, 10/21/2036 (e)	1,155	1,118
(SOFR + 1.19%), 5.07%, 1/21/2037 (e)	780	763
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	179
Morgan Stanley
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	370	381
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	155	157
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (e)	665	652
(SOFR + 1.20%), 4.71%, 3/12/2032 (e)	605	601
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	1,495	1,320
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	159	162
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	210	211
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (e)	325	314
(SOFR + 1.18%), 5.07%, 1/30/2037 (e)	480	470
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	255	192
(SOFR + 1.78%), 5.90%, 3/13/2047 (e)	1,000	995
Nasdaq, Inc. 5.55%, 2/15/2034	83	85
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (e)	235	228
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (d) (e)	350	344
(SOFR + 1.73%), 3.09%, 5/14/2032 (d) (e)	262	240
(SOFR + 1.29%), 4.84%, 11/6/2033 (d) (e)	820	807
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (e)	200	213
(SOFR + 1.34%), 5.01%, 3/23/2037 (d) (e)	720	696
(SOFR + 1.34%), 5.20%, 8/10/2037 (d) (e)	270	264
		19,349
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,058	1,042
5.42%, 11/15/2048	85	79
EIDP, Inc. 5.13%, 5/15/2032	560	568
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	640	570

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	98
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	745	751
		3,108
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	600	625
5.04%, 3/25/2030 (d)	205	207
		832
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	395	390
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,265	1,251
6.10%, 1/15/2027	310	313
5.10%, 1/19/2029	165	167
4.75%, 1/15/2033	255	248
5.00%, 11/15/2035	265	256
Aircastle Ltd.
5.25%, 3/15/2030 (d)	265	267
5.75%, 10/1/2031 (d)	185	189
Ally Financial, Inc. (SOFR + 2.82%), 6.85%, 1/3/2030 (e)	450	469
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (e)	400	402
(SOFR + 1.22%), 4.92%, 7/20/2033 (e)	205	205
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	320	326
(SOFR + 1.24%), 4.80%, 10/24/2036 (e)	285	276
Avolon Holdings Funding Ltd. (Ireland)
4.25%, 4/15/2026 (d)	20	20
4.38%, 5/1/2026 (d)	207	207
2.53%, 11/18/2027 (d)	331	320
4.95%, 1/15/2028 (d)	413	414
5.75%, 3/1/2029 (d)	115	118
4.20%, 4/15/2029 (d)	235	231
5.15%, 1/15/2030 (d)	1,410	1,416
4.90%, 10/10/2030 (d)	165	164
4.70%, 1/30/2031 (d)	280	274
4.95%, 10/15/2032 (d)	106	103
4.85%, 4/1/2033 (d)	71	68
Capital One Financial Corp.
3.80%, 1/31/2028	200	198
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	200	205
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	230	202
(SOFR + 1.63%), 5.20%, 9/11/2036 (e)	275	267
(SOFR + 1.51%), 5.40%, 1/30/2037 (e)	845	828

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	133	133
5.15%, 3/17/2030 (d)	39	39
		9,576
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	130	128
5.50%, 9/15/2054	100	93
Sysco Corp. 4.95%, 3/25/2036	665	634
		855
Containers & Packaging — 0.0% ^
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	475	462
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	238	238
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	395	398
		1,098
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	85
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	620	614
4.70%, 3/15/2033	90	88
Safehold GL Holdings LLC 2.85%, 1/15/2032	391	350
WP Carey, Inc.
2.40%, 2/1/2031	163	146
2.45%, 2/1/2032	160	139
2.25%, 4/1/2033	90	75
		1,412
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	322	315
5.13%, 4/30/2036	565	558
3.50%, 6/1/2041	584	453
3.55%, 9/15/2055	369	240
Comcast Corp.
4.65%, 2/15/2033	390	386
5.17%, 1/15/2037 (d)	435	424
3.25%, 11/1/2039	380	293
2.80%, 1/15/2051	380	217
5.35%, 5/15/2053	730	646
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (d)	500	456
Orange SA (France) 5.00%, 1/13/2036 (d)	820	805
		4,793

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 0.8%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	295	277
5.65%, 6/1/2054	220	213
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	840	854
DTE Electric Co.
Series B, 3.65%, 3/1/2052	170	123
5.40%, 4/1/2053	140	133
Duke Energy Corp.
6.10%, 9/15/2053	270	271
5.70%, 9/15/2055	285	269
Duke Energy Florida LLC 5.95%, 11/15/2052	133	135
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	76
Duke Energy Progress LLC 2.90%, 8/15/2051	165	102
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	1,010	1,033
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	85	75
Edison International
5.75%, 6/15/2027	225	227
5.25%, 11/15/2028	700	706
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	350	366
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	184
ENEL Finance International NV (Italy) 5.00%, 9/30/2035 (d)	380	368
Entergy Arkansas LLC 2.65%, 6/15/2051	84	49
Entergy Louisiana LLC
4.00%, 3/15/2033	166	158
2.90%, 3/15/2051	70	43
5.70%, 3/15/2054	150	146
Evergy Metro, Inc. 4.95%, 4/15/2033	323	324
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	651	664
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	279	282
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	630	623
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	210	174
Florida Power & Light Co. 5.30%, 4/1/2053	160	150
Fortis, Inc. (Canada) 3.06%, 10/4/2026	194	193
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	98
Interstate Power and Light Co.
4.95%, 9/30/2034	145	143
5.45%, 9/30/2054	165	153
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	136	127
5.40%, 6/1/2033 (d)	560	569
5.50%, 4/15/2036 (d) (f)	90	90
Jersey Central Power & Light Co. 5.10%, 1/15/2035	115	115
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	103	79
MidAmerican Energy Co. 5.85%, 9/15/2054	120	120
New England Power Co. 2.81%, 10/6/2050 (d)	280	168
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	440	414
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	130	128

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Northern States Power Co. 5.10%, 5/15/2053	220	200
NRG Energy, Inc.
2.45%, 12/2/2027 (d)	365	352
5.41%, 10/15/2035 (d)	575	564
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	120
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	291	279
Pacific Gas and Electric Co.
6.15%, 1/15/2033	300	314
6.40%, 6/15/2033	254	270
5.80%, 5/15/2034	567	581
6.00%, 8/15/2035	1,130	1,167
3.75%, 8/15/2042 (g)	79	59
4.30%, 3/15/2045	80	62
6.75%, 1/15/2053	115	119
5.90%, 10/1/2054	60	56
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,760	2,709
Series A-3, 5.54%, 7/15/2047	200	198
Series A-3, 5.53%, 6/1/2049	405	398
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	125
Series A-4, 5.21%, 12/1/2047	80	75
Series A-5, 5.10%, 6/1/2052	150	139
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	390	407
PPL Capital Funding, Inc. 5.25%, 9/1/2034	185	186
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	157
Public Service Co. of Oklahoma
5.20%, 1/15/2035	80	80
Series K, 3.15%, 8/15/2051	90	57
Public Service Electric and Gas Co. 3.00%, 3/1/2051	455	291
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	180	174
5.34%, 3/15/2045	305	303
Series A-2, 5.11%, 12/15/2047	85	79
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	166	168
Southern California Edison Co.
5.85%, 11/1/2027	286	291
5.45%, 6/1/2031	450	460
Series C, 4.13%, 3/1/2048	131	98
5.70%, 3/1/2053	85	78
5.88%, 12/1/2053	153	145
5.75%, 4/15/2054	530	492
5.90%, 3/1/2055	185	176
Southern Co. (The) 5.20%, 6/15/2033	386	390
Tucson Electric Power Co. 5.50%, 4/15/2053	305	285
Union Electric Co.
5.20%, 4/1/2034	400	406

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.90%, 4/1/2052	191	143
5.45%, 3/15/2053	185	175
Vistra Operations Co. LLC
4.60%, 10/15/2030 (d)	470	461
6.00%, 4/15/2034 (d)	208	214
5.70%, 12/30/2034 (d)	115	116
5.25%, 10/15/2035 (d)	516	501
5.35%, 1/31/2036 (d)	255	249
		24,791
Electrical Equipment — 0.0% ^
Eaton Corp. 4.50%, 3/6/2033	790	779
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	450	423
Energy Equipment & Services — 0.0% ^
Baker Hughes Holdings LLC 5.00%, 6/15/2036	415	407
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	357	354
5.40%, 6/12/2029	670	685
4.00%, 4/14/2032	1,200	1,144
		2,183
Financial Services — 0.2%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	112
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	286	284
Fiserv, Inc. 5.15%, 8/12/2034	790	767
Global Payments, Inc.
3.20%, 8/15/2029	367	346
5.30%, 8/15/2029	70	70
5.40%, 3/15/2033	269	263
5.55%, 11/15/2035	905	872
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	280	278
5.13%, 7/29/2029 (d)	679	690
(SOFR + 1.65%), 5.54%, 7/14/2036 (d) (e)	200	201
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	795	795
		4,678
Food Products — 0.2%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	343	332
5.15%, 8/4/2035	530	528
JBS NV
3.75%, 12/1/2031	320	299
6.75%, 3/15/2034	260	286
5.95%, 4/20/2035	125	130
5.50%, 1/15/2036	595	595

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
6.50%, 12/1/2052	75	76
6.38%, 4/15/2066	675	662
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	212
4.38%, 6/1/2046	132	103
4.88%, 10/1/2049	450	368
Mars, Inc.
5.00%, 3/1/2032 (d)	250	253
5.65%, 5/1/2045 (d)	540	533
Tyson Foods, Inc. 5.70%, 3/15/2034	230	238
		4,615
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	141
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	179
Southern California Gas Co. 6.35%, 11/15/2052	150	158
		478
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	178	155
CSX Corp. 3.80%, 11/1/2046	219	167
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	220	223
Norfolk Southern Corp. 3.05%, 5/15/2050	215	138
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	700	699
Uber Technologies, Inc. 4.80%, 9/15/2034	170	167
Union Pacific Corp. 3.50%, 2/14/2053	190	132
		1,681
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	64
Solventum Corp. 5.60%, 3/23/2034	744	760
		824
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	129
Banner Health 1.90%, 1/1/2031	288	256
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	75
Cencora, Inc.
5.13%, 2/15/2034	850	857
4.25%, 3/1/2045	650	539
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	132
Cigna Group (The)
5.13%, 5/15/2031	670	684
3.20%, 3/15/2040	708	549
CommonSpirit Health
2.78%, 10/1/2030	170	156
3.91%, 10/1/2050	75	55
CVS Health Corp. 5.25%, 2/21/2033	250	253
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	250

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
HCA, Inc.
3.63%, 3/15/2032	125	116
5.60%, 4/1/2034	250	255
5.45%, 9/15/2034	345	348
5.75%, 3/1/2035	300	308
4.90%, 11/15/2035	310	300
5.50%, 6/15/2047	140	128
3.50%, 7/15/2051	128	85
5.95%, 9/15/2054	145	140
6.10%, 4/1/2064	470	454
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	108
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	31
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	105
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	133
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	103
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	214
		6,763
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	130	115
Healthpeak OP LLC 2.13%, 12/1/2028	323	304
		419
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	500	499
Starbucks Corp.
4.80%, 2/15/2033	330	329
3.35%, 3/12/2050	214	144
		972
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	375	377
Constellation Energy Generation LLC
5.80%, 3/1/2033	49	51
5.75%, 10/1/2041	205	205
Southern Power Co. 5.15%, 9/15/2041	230	217
		850
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	155	154
Prologis LP 5.25%, 3/15/2054	374	349
		503
Insurance — 0.2%
Aon North America, Inc.
5.45%, 3/1/2034	450	460
5.75%, 3/1/2054	110	106
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	136
CNO Global Funding 5.88%, 6/4/2027 (d)	800	811
Corebridge Global Funding 4.90%, 8/21/2032 (d)	145	143

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	316	201
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	360	361
Jackson National Life Global Funding 3.05%, 4/29/2026 (d)	500	499
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	400	408
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	458
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	538	390
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (d)	680	696
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	160	159
Protective Life Global Funding 5.47%, 12/8/2028 (d)	386	395
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	110	88
3.30%, 5/15/2050 (d)	429	286
		5,597
Interactive Media & Services — 0.1%
Alphabet, Inc.
5.50%, 2/15/2046	285	283
5.65%, 2/15/2056	415	414
5.75%, 2/15/2066	260	257
Meta Platforms, Inc.
4.88%, 11/15/2035	650	638
5.50%, 11/15/2045	650	615
5.60%, 5/15/2053	260	242
5.40%, 8/15/2054	235	213
5.63%, 11/15/2055	380	356
		3,018
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	127	123
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	201
		324
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	490	487
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	294	224
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	302	271
3.50%, 3/1/2042	160	109
3.70%, 4/1/2051	467	289
Time Warner Cable LLC 5.88%, 11/15/2040	355	322
		991
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (d)	645	663
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	211

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	1,356	1,233
5.63%, 4/4/2034 (d)	260	266
5.51%, 4/1/2036 (d)	190	190
		2,563
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	123
Consumers Energy Co. 4.63%, 5/15/2033	285	282
DTE Energy Co. 5.10%, 3/1/2029	700	712
Engie SA (France) 5.63%, 4/10/2034 (d)	790	806
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	220	223
Puget Energy, Inc.
2.38%, 6/15/2028	258	246
5.73%, 3/15/2035	170	171
San Diego Gas & Electric Co.
2.95%, 8/15/2051	350	220
Series EEEE, 5.95%, 3/15/2056	150	151
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	205	202
Series 21A, 3.15%, 9/30/2051	160	103
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	225
		3,464
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	271	245
Oil, Gas & Consumable Fuels — 0.4%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	170	166
5.80%, 10/1/2054 (d)	150	137
BP Capital Markets America, Inc.
2.77%, 11/10/2050	208	128
3.00%, 3/17/2052	75	47
Cheniere Energy Partners LP 5.55%, 10/30/2035	190	194
Cheniere Energy, Inc. 5.65%, 4/15/2034	180	185
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	118	119
5.68%, 1/15/2034 (d)	157	161
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	680	690
5.96%, 2/15/2055 (d)	470	458
ConocoPhillips Co. 5.50%, 1/15/2055	350	334
Coterra Energy, Inc.
3.90%, 5/15/2027	140	139
5.40%, 2/15/2035	305	306
Devon Energy Corp. 5.75%, 9/15/2054	125	117
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	165	167

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	200	207
5.63%, 4/5/2034	375	387
5.45%, 3/27/2036	280	282
Energy Transfer LP
5.25%, 7/1/2029	350	358
5.35%, 1/15/2036	184	183
5.00%, 5/15/2044 (g)	525	457
Eni SpA (Italy) 5.95%, 5/15/2054 (d)	200	199
Enterprise Products Operating LLC
4.95%, 2/15/2035	550	548
4.45%, 2/15/2043	317	274
Exxon Mobil Corp. 3.00%, 8/16/2039	643	511
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	173	140
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (d)	306	300
Kinder Morgan, Inc. 7.80%, 8/1/2031	550	627
MPLX LP 4.50%, 4/15/2038	226	203
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	195	179
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	50	48
ONEOK, Inc. 4.75%, 10/15/2031	560	554
Ovintiv, Inc. 6.25%, 7/15/2033	450	475
Pioneer Natural Resources Co. 2.15%, 1/15/2031	245	221
Shell Finance US, Inc. 3.13%, 11/7/2049 (d)	215	143
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	95	95
5.03%, 10/1/2029	105	106
Targa Resources Corp. 4.90%, 9/15/2030	573	578
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	320
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	400	416
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	100	84
		11,243
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	156	150
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	268
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	56
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	265	236
4.25%, 10/26/2049	245	197
3.70%, 3/15/2052	205	148
5.55%, 2/22/2054	32	31
Eli Lilly & Co. 5.00%, 2/9/2054	600	546
Merck & Co., Inc.
2.35%, 6/24/2040	312	221
4.00%, 3/7/2049	60	47

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
2.90%, 12/10/2061	65	37
Novartis Capital Corp. 5.70%, 3/18/2056	120	121
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	375	341
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	200	131
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	137	137
Zoetis, Inc. 5.60%, 11/16/2032	287	300
		2,549
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	110	111
UDR, Inc. 2.10%, 8/1/2032	416	352
		463
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	163
2.50%, 8/16/2031	100	89
NNN REIT, Inc.
5.60%, 10/15/2033	100	103
5.50%, 6/15/2034	170	173
		528
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	224	161
Broadcom, Inc.
1.95%, 2/15/2028	470	451
5.05%, 7/12/2029	650	664
5.15%, 11/15/2031	560	575
4.55%, 2/15/2032	323	320
4.80%, 2/15/2036	186	181
3.19%, 11/15/2036 (d)	279	233
Intel Corp.
3.73%, 12/8/2047	175	122
3.25%, 11/15/2049	340	215
KLA Corp. 3.30%, 3/1/2050	470	320
Marvell Technology, Inc. 5.45%, 7/15/2035	1,258	1,278
Micron Technology, Inc. 5.30%, 1/15/2031	429	449
NXP BV (Netherlands)
5.00%, 1/15/2033	260	258
3.25%, 5/11/2041	340	250
		5,477
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	445	437
Oracle Corp.
4.80%, 9/26/2032	390	371
4.90%, 2/6/2033	230	218
5.70%, 2/4/2036	390	375
3.80%, 11/15/2037	680	540

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
3.65%, 3/25/2041	1,000	712
5.88%, 9/26/2045	5	4
6.55%, 2/4/2046	185	173
3.95%, 3/25/2051	135	86
6.70%, 2/4/2056	600	557
6.85%, 2/4/2066	390	358
Roper Technologies, Inc. 1.75%, 2/15/2031	218	188
Synopsys, Inc.
5.00%, 4/1/2032	250	252
5.70%, 4/1/2055	325	311
VMware LLC
1.40%, 8/15/2026	394	390
4.70%, 5/15/2030	364	366
		5,338
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	440	448
1.88%, 10/15/2030	1,039	917
Crown Castle, Inc. 5.80%, 3/1/2034	130	133
CubeSmart LP 2.00%, 2/15/2031	505	443
		1,941
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	180	128
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	306
2.70%, 8/5/2051	415	254
Dell International LLC
6.20%, 7/15/2030	850	898
5.30%, 4/1/2032	740	752
		2,210
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	340	298
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	255	232
		530
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	260	261
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	600	569
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	710	645

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
3.40%, 10/15/2052	540	354
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	350	331
		1,330
Total Corporate Bonds (Cost $236,005)		227,778
Mortgage-Backed Securities — 5.2%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,358
Pool # WA1626, 3.45%, 8/1/2032	1,126	1,069
Pool # WN3225, 3.80%, 10/1/2034	740	699
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	441	416
Pool # QA3570, 2.50%, 10/1/2049	166	142
Pool # QA5290, 2.50%, 12/1/2049	1,477	1,258
Pool # QA6772, 3.50%, 1/1/2050	204	190
Pool # QA9530, 2.50%, 5/1/2050	478	409
Pool # QB4026, 2.50%, 10/1/2050	1,250	1,075
Pool # QB4045, 2.50%, 10/1/2050	801	688
Pool # QB4484, 2.50%, 10/1/2050	576	496
Pool # QB4542, 2.50%, 10/1/2050	450	388
Pool # QB5092, 2.50%, 11/1/2050	351	302
Pool # QB8503, 2.50%, 2/1/2051	651	553
Pool # SD4767, 2.50%, 2/1/2051	1,195	1,023
Pool # QC9443, 2.50%, 10/1/2051	598	513
Pool # RA6132, 2.50%, 10/1/2051	1,628	1,379
Pool # SD2841, 2.50%, 10/1/2051	1,370	1,164
Pool # SD0781, 3.00%, 11/1/2051	1,750	1,547
Pool # QD5778, 3.00%, 1/1/2052	653	578
Pool # SD5768, 3.00%, 1/1/2052	2,155	1,913
Pool # QD4686, 4.00%, 1/1/2052	230	219
Pool # QD7596, 2.50%, 2/1/2052	2,131	1,822
Pool # RA6815, 2.50%, 2/1/2052	1,794	1,533
Pool # RA6959, 2.50%, 3/1/2052	750	644
Pool # SD3952, 2.50%, 3/1/2052	1,379	1,183
Pool # QE1637, 4.00%, 5/1/2052	232	221
Pool # QE1832, 4.50%, 5/1/2052	327	321
Pool # SD4119, 3.00%, 8/1/2052	1,184	1,054
Pool # QH9845, 6.00%, 2/1/2054	1,842	1,903
Pool # SD7018, 4.50%, 3/1/2054	1,805	1,758
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	1,164	1,059
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	659	676
Pool # BK2113, 2.50%, 3/1/2050	460	391
Pool # CA5658, 2.50%, 5/1/2050	142	121
Pool # FM3118, 3.00%, 5/1/2050	340	305
Pool # BP8608, 2.50%, 6/1/2050	308	263

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP9250, 2.50%, 7/1/2050	1,184	1,015
Pool # FM3778, 2.50%, 8/1/2050	238	204
Pool # FP0059, 2.50%, 8/1/2050	1,015	856
Pool # BP6749, 2.50%, 9/1/2050	1,411	1,199
Pool # BQ2894, 3.00%, 9/1/2050	638	569
Pool # BQ3996, 2.50%, 10/1/2050	510	438
Pool # BQ5243, 3.50%, 10/1/2050	219	203
Pool # CA7398, 3.50%, 10/1/2050	750	695
Pool # BP7667, 2.50%, 12/1/2050	739	633
Pool # BR4318, 3.00%, 1/1/2051	85	76
Pool # CA8637, 4.00%, 1/1/2051	1,261	1,209
Pool # FM7082, 2.00%, 4/1/2051	724	592
Pool # FM6856, 2.50%, 4/1/2051	318	268
Pool # CB0189, 3.00%, 4/1/2051	298	266
Pool # CB0458, 2.50%, 5/1/2051	467	397
Pool # FS7655, 2.50%, 5/1/2051	1,188	1,008
Pool # BT0122, 2.50%, 6/1/2051	221	188
Pool # FM7916, 2.50%, 6/1/2051	383	328
Pool # CB1301, 2.50%, 8/1/2051	726	623
Pool # FM8247, 2.50%, 8/1/2051	402	345
Pool # CB1566, 2.50%, 9/1/2051	1,445	1,219
Pool # FM8659, 2.50%, 9/1/2051	775	660
Pool # CB1873, 3.00%, 10/1/2051	1,616	1,432
Pool # FS4624, 2.50%, 11/1/2051	348	294
Pool # CB2313, 2.50%, 12/1/2051	454	389
Pool # FS2559, 3.00%, 12/1/2051	1,292	1,145
Pool # CB2637, 2.50%, 1/1/2052	706	606
Pool # FS9143, 2.50%, 1/1/2052	2,430	2,055
Pool # FS0331, 3.00%, 1/1/2052	2,051	1,819
Pool # BV4831, 3.00%, 2/1/2052	397	349
Pool # FS7749, 3.00%, 2/1/2052	1,271	1,129
Pool # BV0295, 3.50%, 2/1/2052	806	752
Pool # BV3950, 4.00%, 2/1/2052	352	334
Pool # FS4476, 3.00%, 5/1/2052	2,749	2,421
Pool # CB3608, 3.50%, 5/1/2052	2,219	2,040
Pool # BV6743, 4.50%, 5/1/2052	308	298
Pool # BV9515, 6.00%, 6/1/2052	350	362
Pool # BY4714, 5.00%, 6/1/2053	968	958
Pool # BY4761, 5.00%, 6/1/2053	384	381
Pool # DA7753, 5.50%, 1/1/2054	172	175
Pool # DA9487, 6.00%, 2/1/2054	1,031	1,062
Pool # CB8334, 5.50%, 4/1/2054	1,633	1,646
Pool # DB6037, 5.50%, 5/1/2054	645	654
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	616	620
Pool # AM3010, 5.07%, 3/1/2028	478	487
Pool # BL8639, 1.09%, 4/1/2028	656	618
Pool # AM5319, 4.34%, 1/1/2029	431	433

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8149, 4.97%, 9/1/2029	900	919
Pool # BS7604, 5.16%, 10/1/2029	586	603
Pool # BS0448, 1.27%, 12/1/2029	928	833
Pool # AN7593, 2.99%, 12/1/2029	272	261
Pool # AN8285, 3.11%, 3/1/2030	279	269
Pool # AM8544, 3.08%, 4/1/2030	122	118
Pool # BS7168, 4.57%, 6/1/2030	846	855
Pool # BZ0896, 5.43%, 7/1/2030	1,241	1,294
Pool # BL9251, 1.45%, 10/1/2030	731	650
Pool # BL9891, 1.37%, 12/1/2030	505	446
Pool # BL9494, 1.46%, 12/1/2030	280	247
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,492
Pool # BS7121, 5.15%, 3/1/2031	1,178	1,218
Pool # BS6203, 4.26%, 4/1/2031	560	556
Pool # BS8442, 4.74%, 4/1/2031	1,095	1,112
Pool # BS7813, 4.83%, 6/1/2031	768	783
Pool # BS7167, 4.64%, 7/1/2031	1,607	1,631
Pool # BS7437, 5.04%, 8/1/2031	866	894
Pool # BS5580, 3.68%, 1/1/2032	1,048	1,013
Pool # BS4654, 2.39%, 3/1/2032	830	753
Pool # BL5680, 2.44%, 3/1/2032	1,351	1,218
Pool # BZ2434, 4.95%, 3/1/2032	2,473	2,530
Pool # BS7642, 5.15%, 5/1/2032	397	411
Pool # AN5952, 3.01%, 7/1/2032	351	328
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,386
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,562
Pool # BS6345, 3.91%, 8/1/2032	500	486
Pool # BZ0884, 5.37%, 9/1/2032	1,288	1,347
Pool # BM3226, 3.45%, 10/1/2032 (h)	1,244	1,192
Pool # BS6822, 3.81%, 10/1/2032	960	930
Pool # BS8528, 4.31%, 10/1/2032	1,881	1,867
Pool # BS6954, 4.93%, 10/1/2032	764	785
Pool # BM6491, 1.46%, 11/1/2032 (h)	3,824	3,217
Pool # BM6492, 1.51%, 11/1/2032 (h)	2,306	1,945
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,083
Pool # BS7090, 4.45%, 12/1/2032	1,022	1,025
Pool # AN7923, 3.33%, 1/1/2033	565	531
Pool # BZ6187, 4.10%, 1/1/2033	2,320	2,278
Pool # BS8428, 4.41%, 1/1/2033	1,300	1,296
Pool # BS7398, 4.74%, 2/1/2033	835	846
Pool # BS5357, 3.41%, 3/1/2033	770	721
Pool # AN9067, 3.51%, 5/1/2033	310	294
Pool # BS8416, 4.56%, 5/1/2033	605	611
Pool # BS5511, 3.45%, 8/1/2033	1,000	935
Pool # BS5127, 3.15%, 9/1/2033	580	531
Pool # BL1012, 4.03%, 12/1/2033	300	292
Pool # BL0900, 4.08%, 2/1/2034	245	239
Pool # BZ0430, 4.32%, 2/1/2034	1,705	1,686

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ2030, 4.39%, 10/1/2034	2,130	2,097
Pool # BL7124, 1.93%, 6/1/2035	649	538
Pool # BZ0217, 5.22%, 8/1/2035	1,128	1,173
Pool # AN0375, 3.76%, 12/1/2035	617	585
Pool # AN4430, 3.61%, 1/1/2037	506	486
Pool # BF0045, 4.50%, 3/1/2052	186	180
Pool # BF0109, 4.00%, 2/1/2056	317	300
Pool # BF0091, 3.50%, 5/1/2056	805	735
Pool # BF0108, 4.50%, 6/1/2056	369	354
Pool # BF0219, 3.50%, 9/1/2057	1,388	1,263
Pool # BF0230, 5.50%, 1/1/2058	1,110	1,150
Pool # BF0497, 3.00%, 7/1/2060	528	457
Pool # BF0537, 3.00%, 3/1/2061	1,202	1,038
Pool # BF0561, 3.00%, 9/1/2061	1,581	1,362
Pool # BF0578, 2.50%, 12/1/2061	3,277	2,695
Pool # BF0580, 3.50%, 12/1/2061	399	362
Pool # BF0732, 2.50%, 6/1/2063	1,602	1,324
Pool # BF0733, 3.00%, 6/1/2063	1,471	1,267
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	783	719
Pool # BR3929, 3.50%, 10/20/2050	360	330
Pool # BW1726, 3.50%, 10/20/2050	467	429
Pool # BS8546, 2.50%, 12/20/2050	1,160	989
Pool # BR3928, 3.00%, 12/20/2050	597	542
Pool # BU7538, 3.00%, 12/20/2050	337	306
Pool # 785294, 3.50%, 1/20/2051	1,126	1,020
Pool # CA8452, 3.00%, 2/20/2051	1,625	1,463
Pool # CA9005, 3.00%, 2/20/2051	273	252
Pool # CB1543, 3.00%, 2/20/2051	1,239	1,107
Pool # CA3588, 3.50%, 2/20/2051	1,352	1,241
Pool # CB1536, 3.50%, 2/20/2051	1,344	1,243
Pool # CB1542, 3.00%, 3/20/2051	830	742
Pool # CB4433, 3.00%, 3/20/2051	1,230	1,081
Pool # CC0070, 3.00%, 3/20/2051	156	143
Pool # CC8726, 3.00%, 3/20/2051	264	236
Pool # CC8738, 3.00%, 3/20/2051	290	260
Pool # CC8723, 3.50%, 3/20/2051	1,770	1,624
Pool # CC0088, 4.00%, 3/20/2051	76	71
Pool # CC0092, 4.00%, 3/20/2051	178	168
Pool # CC8727, 3.00%, 4/20/2051	425	380
Pool # CC8739, 3.00%, 4/20/2051	1,180	1,056
Pool # CC8740, 3.00%, 4/20/2051	925	827
Pool # CC8751, 3.00%, 4/20/2051	200	178
Pool # CA3563, 3.50%, 7/20/2051	836	776
Pool # CE2586, 3.50%, 7/20/2051	1,213	1,114
Pool # CK1527, 3.50%, 12/20/2051	944	871
Pool # CJ8184, 3.50%, 1/20/2052	1,000	918
Pool # CK2660, 3.00%, 2/20/2052	536	479

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CK2716, 3.50%, 2/20/2052	757	686
Pool # CK8295, 5.00%, 3/20/2052	502	497
Pool # CN3557, 4.50%, 5/20/2052	489	479
Pool # MA8148, 3.00%, 7/20/2052	93	83
Pool # MA8200, 4.00%, 8/20/2052	207	196
Pool # CN3127, 5.00%, 8/20/2052	474	471
Pool # MA8874, 3.00%, 5/20/2053	1,060	952
Pool # CU6748, 6.00%, 9/20/2053	943	969
Pool # MA9419, 3.50%, 1/20/2054	201	189
Pool # MA9484, 3.50%, 2/20/2054	253	234
Pool # DA2721, 5.50%, 3/20/2054	327	333
Pool # DD7557, 6.50%, 9/20/2054	619	655
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	597	542
Pool # CU1093, 5.50%, 6/20/2063	300	302
Pool # CV1712, 5.50%, 6/20/2063	312	313
Pool # CU1092, 6.00%, 6/20/2063	383	391
Pool # CT6283, 6.00%, 7/20/2063	764	779
Pool # CW0095, 6.00%, 7/20/2063	535	546
Pool # 785183, 2.94%, 10/20/2070 (h)	637	578
Total Mortgage-Backed Securities (Cost $166,792)		160,728
Asset-Backed Securities — 3.2%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	122	114
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	815	807
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	499	486
Series 2016-3, Class AA, 3.00%, 10/15/2028	347	336
Series 2017-2, Class A, 3.60%, 10/15/2029	1,188	1,132
Series 2021-1, Class B, 3.95%, 7/11/2030	619	590
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	268	270
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	765	772
Series 2026-1, Class D, 5.10%, 1/12/2033 (d)	950	943
AMSR Trust
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	895	861
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	655	624
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (d)	1,554	1,485
Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (d)	1,032	1,046
Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	408	414
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	186	179
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	800	809
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	580	593
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	1,200	1,160
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,380	1,326

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,545	1,560
Series 2024-1, Class D, 6.03%, 11/15/2029	580	590
Series 2024-2, Class C, 6.07%, 2/15/2030	825	837
Series 2024-3, Class D, 5.83%, 5/15/2030	625	634
Series 2025-1, Class D, 5.64%, 11/15/2030	1,635	1,651
Series 2025-4, Class C, 4.80%, 8/15/2031	1,811	1,807
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	284	281
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	1,369	1,365
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	96	93
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	634	579
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	667	675
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	620	623
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (d)	1,517	1,522
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	735	738
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	600	609
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	2,320	2,394
Series 2024-3A, Class B, 4.85%, 11/15/2034 (d)	1,300	1,302
Series 2025-2A, Class B, 4.87%, 1/15/2036 (d)	2,165	2,169
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	567	570
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	88	82
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	433	416
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	365	368
Series 2025-2, Class D, 4.90%, 12/15/2032	1,780	1,771
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	460	468
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	119	114
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	54	51
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	375	380
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	442	447
Series 2024-1A, Class D, 5.84%, 6/17/2030	585	593
Series 2025-4A, Class C, 4.57%, 6/16/2031	2,200	2,189
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,964	1,975
Series 2026-1A, Class C, 4.40%, 5/17/2032	720	711
Exeter Select Automobile Receivables Trust Series 2025-1, Class C, 5.40%, 8/15/2031	1,621	1,642
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	326	327
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	75	75
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,145	1,130
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	395	390
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	720	692
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	474	492

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	419	417
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	206	206
GLS Auto Receivables Issuer Trust Series 2025-4A, Class C, 4.74%, 8/15/2031 (d)	1,540	1,532
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	205	209
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	1,740	1,750
Hilton Grand Vacations Trust Series 2024-1B, Class C, 6.62%, 9/15/2039 (d)	158	161
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	137	137
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	412	418
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	494	501
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,084	1,064
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	615	576
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	94	96
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	530	511
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	540	552
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	560	565
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,044	1,031
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	497	504
Series 2025-AA, Class A, 4.98%, 5/20/2038 (d)	1,282	1,291
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	296	282
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	39	37
Series 2025-1A, Class B, 5.21%, 9/22/2042 (d)	433	433
Series 2025-1A, Class C, 5.75%, 9/22/2042 (d)	1,154	1,157
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	202	204
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	243	247
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (d)	1,833	1,795
Octane Receivables Trust
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	555	561
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,470	1,494
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	475	476
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	664	669
Series 2026-1A, Class C, 4.86%, 5/15/2034 (d)	1,100	1,089
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	260	251
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	288	283
Series 2026-A, Class B, 5.06%, 1/9/2034 (d)	700	698
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	975	919
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (d)	796	752
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (h)	605	564
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (h)	1,360	1,255
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	935	920
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	285	273
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	220	208

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	355	334
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (d)	780	739
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (d)	2,170	2,052
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (d)	2,897	2,772
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (d)	3,367	3,206
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (d)	1,110	1,104
Reach ABS Trust
Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	444	446
Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	450	454
Series 2026-1A, Class C, 4.80%, 2/15/2033 (d)	760	755
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	750	753
Santander Drive Auto Receivables Trust Series 2024-2, Class C, 5.84%, 6/17/2030	1,210	1,232
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	380	392
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	660	681
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,230	1,250
Sierra Timeshare Receivables Funding LLC
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	164	166
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	261	260
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	858	861
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 ‡ (d)	495	10
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	852	846
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	425	420
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	195	190
Series 2018-1, Class A, 3.70%, 3/1/2030	385	370
Series 2024-1, Class AA, 5.45%, 2/15/2037	635	647
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (d)	1,000	1,003
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	25	25
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	718	727
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	346	351
Westlake Automobile Receivables Trust
Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	400	404
Series 2023-4A, Class D, 7.19%, 7/16/2029 (d)	1,265	1,299
Total Asset-Backed Securities (Cost $98,007)		98,096
Collateralized Mortgage Obligations — 1.6%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (g)	465	464
CFMT LLC Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (d) (h)	920	894
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.36%, 7/25/2043 (d) (h)	695	710
FARM Mortgage Trust Series 2024-2, Class A, 5.17%, 8/1/2054 (d) (h)	501	459
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	714	668
Series 2017-4, Class M45T, 4.50%, 6/25/2057	476	467
Series 2019-1, Class MT, 3.50%, 7/25/2058	282	255
Series 2019-1, Class M55D, 4.00%, 7/25/2058	729	693

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-2, Class M55D, 4.00%, 8/25/2058	695	657
Series 2019-3, Class M55D, 4.00%, 10/25/2058	720	679
Series 2019-4, Class M55D, 4.00%, 2/25/2059	291	274
Series 2020-1, Class M55G, 3.00%, 8/25/2059	654	591
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	840	752
Series 2020-3, Class TTW, 3.00%, 5/25/2060	631	591
Series 2022-1, Class MTU, 3.25%, 11/25/2061	280	244
Series 2024-2, Class MT, 3.50%, 5/25/2064	1,060	932
FHLMC, REMIC
Series 4396, Class PZ, 3.00%, 6/15/2037	870	799
Series 4065, Class QB, 3.00%, 6/15/2042	675	637
Series 4941, Class KG, 2.00%, 12/15/2047	1,080	919
Series 5190, Class LM, 2.50%, 1/25/2048	1,233	1,129
Series 5147, Class PC, 1.50%, 10/25/2048	2,455	2,003
Series 5174, Class IG, IO, 3.00%, 1/25/2050	4,437	562
Series 4995, Class QE, 1.25%, 7/25/2050	2,773	2,148
Series 5054, Class PB, 1.00%, 11/25/2050	1,131	894
Series 5052, Class KI, IO, 4.00%, 12/25/2050	4,181	846
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,882	498
Series 5225, Class QL, 4.00%, 5/25/2052	810	686
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	263	273
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	110	111
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	224	219
Series 2018-56, Class VN, 3.50%, 5/25/2038	665	617
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	707
Series 2020-54, Class MA, 1.50%, 8/25/2050	314	260
Series 2021-3, Class ME, 1.00%, 2/25/2051	230	177
Series 2022-4, Class TA, 1.00%, 4/25/2051	713	582
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	4,287	927
Series 2022-46, Class GZ, 4.50%, 7/25/2052	797	724
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,409	1,204
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,117	1,079
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	515	522
GNMA
Series 2004-47, Class PD, 6.00%, 6/16/2034	157	157
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	3,281	349
Series 2016-61, Class A, 2.00%, 9/20/2042	257	218
Series 2021-83, Class KB, 1.25%, 5/20/2051	342	266
Series 2022-93, Class JZ, 4.50%, 5/20/2052	511	347
Series 2022-105, Class SG, IF, IO, 2.38%, 6/20/2052 (h)	2,785	253
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,945	1,870
Series 2014-H06, Class HB, 4.43%, 3/20/2064 (h)	32	32
Series 2015-H11, Class FC, 4.33%, 5/20/2065 (h)	94	94
Series 2015-H18, Class FA, 4.23%, 6/20/2065 (h)	42	42
Series 2021-H14, Class YD, 7.01%, 6/20/2071 (h)	1,009	898
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (g)	1,200	1,202
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	298	298

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	880	880
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	1,075	1,079
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	1,950	1,952
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	2,275	2,287
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	416	416
Ocwen Loan Investment Trust Series 2024-HB1, Class M1, 3.00%, 2/25/2037 ‡ (d)	430	420
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (d) (h)	400	398
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	515	516
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	2,473	2,297
Series 2025-2, Class A1, 3.00%, 10/25/2035	2,210	2,059
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	570	572
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,632	1,468
Total Collateralized Mortgage Obligations (Cost $48,930)		48,223
Commercial Mortgage-Backed Securities — 0.4%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	659
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (d) (h)	870	851
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	525	514
Series K754, Class AM, 4.94%, 11/25/2030 (h)	610	625
Series K-1510, Class A2, 3.72%, 1/25/2031	265	258
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	800	768
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	479	462
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (h)	1,923	59
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (h)	554	485
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (h)	725	630
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (h)	1,590	1,406
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (h)	830	830
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (h)	988	57
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (h)	570	553
Series 2016-K56, Class B, 3.93%, 6/25/2049 (d) (h)	415	413
Series 2016-K58, Class B, 3.74%, 9/25/2049 (d) (h)	415	413
Series 2017-K67, Class C, 3.95%, 9/25/2049 (d) (h)	1,015	1,000
Series 2019-K97, Class B, 3.77%, 9/25/2051 (d) (h)	900	872
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.66%, 11/25/2053 (d) (h)	728	747
Series 2024-01, Class M7, 6.41%, 7/25/2054 (d) (h)	402	407
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	400	407
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	925	823
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 4.99%, 7/15/2040 (d) (h)	505	516
Total Commercial Mortgage-Backed Securities (Cost $13,815)		13,755

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 0.2%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (d)	1,445	1,449
Republic of Panama 5.23%, 2/23/2034	362	350
Republic of Peru 2.78%, 12/1/2060	147	78
United Mexican States
6.00%, 5/13/2030	251	259
5.85%, 7/2/2032	654	661
5.38%, 3/22/2033	1,525	1,490
5.63%, 2/9/2034	717	704
3.50%, 2/12/2034	730	622
6.88%, 5/13/2037	369	386
6.34%, 5/4/2053	200	186
Total Foreign Government Securities (Cost $6,393)		6,185
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $205)	205	208
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (j) (Cost $48,902)	48,902	48,902
Total Investments — 99.5% (Cost $2,354,402)		3,052,890
Other Assets in Excess of Liabilities — 0.5%		14,231
NET ASSETS — 100.0%		3,067,121

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2026.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2026.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2026.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2026.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	186	06/18/2026	USD	23,354	(184)
S&P Midcap 400 E-Mini Index	91	06/18/2026	USD	30,917	296
U.S. Treasury 10 Year Note	134	06/18/2026	USD	14,876	(281)
U.S. Treasury 10 Year Ultra Note	84	06/18/2026	USD	9,530	(176)
U.S. Treasury Ultra Bond	27	06/18/2026	USD	3,140	(113)
U.S. Treasury 2 Year Note	407	06/30/2026	USD	84,449	(290)
U.S. Treasury 5 Year Note	84	06/30/2026	USD	9,088	(139)
					(887)
Short Contracts
U.S. Treasury Long Bond	(120)	06/18/2026	USD	(13,635)	402
					(485)

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$96,440	$1,656	$98,096
Collateralized Mortgage Obligations	—	46,511	1,712	48,223
Commercial Mortgage-Backed Securities	—	13,755	—	13,755
Corporate Bonds
Aerospace & Defense	—	4,997	—	4,997
Automobiles	—	706	—	706
Banks	—	73,361	—	73,361
Beverages	—	999	—	999
Biotechnology	—	4,578	—	4,578
Broadline Retail	—	1,138	—	1,138
Building Products	—	237	—	237
Capital Markets	—	19,349	—	19,349
Chemicals	—	3,108	—	3,108
Commercial Services & Supplies	—	832	—	832
Construction & Engineering	—	390	—	390
Consumer Finance	—	9,576	—	9,576
Consumer Staples Distribution & Retail	—	855	—	855
Containers & Packaging	—	1,098	—	1,098
Diversified Consumer Services	—	85	—	85
Diversified REITs	—	1,412	—	1,412
Diversified Telecommunication Services	—	4,793	—	4,793
Electric Utilities	—	24,791	—	24,791
Electrical Equipment	—	779	—	779
Electronic Equipment, Instruments & Components	—	423	—	423
Energy Equipment & Services	—	407	—	407
Entertainment	—	2,183	—	2,183
Financial Services	—	3,883	795	4,678
Food Products	—	4,615	—	4,615
Gas Utilities	—	478	—	478
Ground Transportation	—	1,681	—	1,681
Health Care Equipment & Supplies	—	824	—	824
Health Care Providers & Services	—	6,763	—	6,763
Health Care REITs	—	419	—	419
Hotels, Restaurants & Leisure	—	972	—	972
Independent Power and Renewable Electricity Producers	—	850	—	850
Industrial REITs	—	503	—	503
Insurance	—	5,597	—	5,597
Interactive Media & Services	—	3,018	—	3,018
IT Services	—	324	—	324
Life Sciences Tools & Services	—	487	—	487
Machinery	—	224	—	224
Media	—	991	—	991
Metals & Mining	—	2,563	—	2,563
Multi-Utilities	—	3,464	—	3,464
Office REITs	—	245	—	245

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$—	$11,243	$—	$11,243
Passenger Airlines	—	150	—	150
Personal Care Products	—	268	—	268
Pharmaceuticals	—	2,549	—	2,549
Residential REITs	—	463	—	463
Retail REITs	—	528	—	528
Semiconductors & Semiconductor Equipment	—	5,477	—	5,477
Software	—	5,338	—	5,338
Specialized REITs	—	1,941	—	1,941
Specialty Retail	—	128	—	128
Technology Hardware, Storage & Peripherals	—	2,210	—	2,210
Tobacco	—	530	—	530
Trading Companies & Distributors	—	261	—	261
Water Utilities	—	569	—	569
Wireless Telecommunication Services	—	1,330	—	1,330
Total Corporate Bonds	—	226,983	795	227,778
Exchange-Traded Funds	739,070	—	—	739,070
Foreign Government Securities	—	6,185	—	6,185
Investment Companies	1,465,562	—	—	1,465,562
Mortgage-Backed Securities	—	160,728	—	160,728
Municipal Bonds	—	208	—	208
U.S. Treasury Obligations	—	244,383	—	244,383
Short-Term Investments
Investment Companies	48,902	—	—	48,902
Total Investments in Securities	$2,253,534	$795,193	$4,163	$3,052,890
Appreciation in Other Financial Instruments
Futures Contracts	$698	$—	$—	$698
Depreciation in Other Financial Instruments
Futures Contracts	$(1,183)	$—	$—	$(1,183)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(485)	$—	$—	$(485)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$77,651	$12,932	$20,587	$3,482	$6,805	$80,283	1,221	$2,160	$1,919
JPMorgan BetaBuilders International Equity ETF (a)	420,503	31,256	56,263	17,050	19,665	432,211	5,911	11,496	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	33,456	2,056	4,009	260	1,267	33,030	345	775	—

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	$87,629	$5,259	$12,941	$2,513	$7,232	$89,692	827	$917	$—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	42,514	1,982	6,872	539	5,134	43,297	577	417	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	257,367	26,749	14,223	(1,288)	1,450	270,055	37,249	10,123	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	37,838	2,939	1,689	(27)	943	40,004	6,183	1,920	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	77,201	10,495	21,349	4,841	8,431	79,619	3,639	2,964	—
JPMorgan Equity Index Fund Class R6 Shares (a)	892,143	60,303	84,350	27,844	17,180	913,120	9,333	7,971	1,496
JPMorgan High Yield Fund Class R6 Shares (a)	154,350	19,928	9,872	(307)	(1,335)	162,764	25,079	7,822	—
JPMorgan Inflation Managed Bond ETF (a)	51,757	11,898	3,190	(39)	131	60,557	1,252	1,464	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	61,547	277,568	290,213	—	—	48,902	48,902	1,615	—
Total	$2,193,956	$463,365	$525,558	$54,868	$66,903	$2,253,534		$49,644	$3,415

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.